Acquisition of Xcite Interactive, Inc. (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 03, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 17, 2023	Jul. 26, 2021
Acquisition of Xcite Interactive, Inc. (Details) [Line Items]
Issuance of per share (in Dollars per share)	$ 0.0015							$ 3.68
Total common shares (in Shares)	6,279
Additional shares (in Shares)									182
Additional cash	$ 109,360								$ 2,865
Recoverable amount				$ 3,760,000		$ 3,760,000
Impairment assets				8,919,002		2,673,342
Goodwill			$ 6,580,660		$ 6,580,660		$ 6,580,660
Written down				0		0
Revenues		$ 22,950	$ 316,819	236,953	891,236	1,108,840	$ 768,650
Revenue and Profit Contribution [Member]
Acquisition of Xcite Interactive, Inc. (Details) [Line Items]
Revenues				216,296	$ 770,251	988,436
Impairment of Goodwill and Intangible Assets [Member]
Acquisition of Xcite Interactive, Inc. (Details) [Line Items]
Impairment assets				2,673,342		8,919,002
Other Intangible Assets [Member]
Acquisition of Xcite Interactive, Inc. (Details) [Line Items]
Goodwill		$ 6,580,660		$ 6,580,660		$ 6,580,660
Xcite Interactive, Inc. [Member]
Acquisition of Xcite Interactive, Inc. (Details) [Line Items]
Fair value	$ 10,700,000
Closing share price (in Dollars per share)	$ 1,622.4